Leases (Lessee, Future Minimum Lease Payments Under Non-Cancellable Operating Leases) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Future minimum lease payments under non-cancellable operating leases for each of the next five years and in aggregate thereafter
2025	$ 5
2026	3
2027	3
2028	3
2029	3
Thereafter	115
Minimum lease payments, Total	132
Less imputed interest	(75)
Total	$ 57	$ 58